UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
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AMENDMENT NO. 1 TO FORM ABS-15G
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ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G
OF THE SECURITIES EXCHANGE ACT OF 1934
_____________________

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:
□ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period
___________ to __________.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1): □

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i): □

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii): □

☒ Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

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NALP BUSINESS LOAN TRUST 2026-1
(Exact name of issuer as specified in its charter)
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Commission File Number of securitizer: none
Central Index Key Number of securitizer: 0002059419

Michael A. Schwartz, Esq. (212) 273-8170
(Name and telephone number, including area code, of the person to contact in connection with this filing)

INFORMATION TO BE INCLUDED IN THE REPORT

Part I: REPRESENTATION AND WARRANTY INFORMATION

N/A

PART II: FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

See Form ABS-15G filed by Newtek Business Services Holdco 6, Inc. on December 1, 2025.

EXPLANATORY NOTE

This Form ABS-15G/A amends the Form ABS-15G filed by Newtek Business Services Holdco 6, Inc. on December 1, 2025, and is being filed solely to reflect the change of name of the Issuer to “NALP Business Loan Trust 2026-1.”

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

NEWTEK BUSINESS SERVICES HOLDCO 6, INC. (Securitizer)

Date: December 22, 2025	By:	/S/ BARRY SLOANE
Barry Sloane, Chief Executive Officer